Document And Entity Information	Apr. 26, 2022
Document Information [Line Items]
Entity, Registrant Name	HMN Financial, Inc.
Document, Type	8-K/A
Document, Period End Date	Apr. 26, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-24100
Entity, Tax Identification Number	41-1777397
Entity, Address, Address Line One	1016 Civic Center Drive Northwest
Entity, Address, City or Town	Rochester
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55901
City Area Code	507
Local Phone Number	535-1200
Title of 12(b) Security	Common Stock
Trading Symbol	HMNF
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 04-26-22
Amendment Flag	true
Entity, Central Index Key	0000921183